RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
RETIREMENT BENEFIT PLAN

16. RETIREMENT BENEFIT PLAN

The employees of PRC subsidiaries are members of a State-managed retirement benefit plan operated by the PRC government. The PRC subsidiaries are required to contribute an amount equal to a specified percentage of their payroll costs to the retirement benefit plan to fund the benefits. The only obligation of the Company with respect to the retirement benefit plan is to make the specified contributions.

The expenses for the retirement benefit plan charged to income were $1,170,512, $1,271,099 and $1,850,182 for 2009, 2010 and 2011, respectively.